UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-00524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	1/31/16

The following N-Q relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q Form will be filed for those series, as appropriate.

Dreyfus Global Equity Income Fund

Dreyfus International Bond Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Global Equity Income Fund
January 31, 2016 (Unaudited)

Common Stocks--95.8%	Shares		Value ($)
Australia--.9%
Dexus Property Group	449,767		2,364,188
Denmark--.6%
TDC	380,000		1,627,301
France--2.4%
Sanofi	72,067		6,051,334
Hong Kong--1.2%
Link REIT	500,500		2,864,866
Italy--1.0%
Atlantia	92,046		2,404,859
Netherlands--7.2%
Koninklijke Ahold	129,844		2,947,218
RELX	332,796		5,568,843
Royal Dutch Shell, Cl. A	145,707		3,198,425
Wolters Kluwer	178,593		6,079,623
			17,794,109
New Zealand--.4%
Spark New Zealand	454,710		994,716
Norway--2.0%
Orkla	606,938		4,918,050
South Korea--.8%
Macquarie Korea Infrastructure Fund	284,640		1,939,560
Sweden--1.0%
TeliaSonera	504,135		2,374,984
Switzerland--8.1%
Nestle	36,232		2,668,720
Novartis	72,252		5,604,347
Roche Holding	25,990		6,761,579
Zurich Insurance Group	21,986	[a]	4,870,123
			19,904,769
United Kingdom--14.9%
BAE Systems	353,962		2,612,476
Centrica	1,542,055		4,527,793
Cobham	693,284		2,522,801
Diageo	86,609		2,331,609
GlaxoSmithKline	336,682		6,935,880

Imperial Tobacco Group	99,177		5,373,441
Royal Mail	401,132		2,638,501
SSE	260,538		5,413,484
Vodafone Group	1,382,177		4,421,449
			36,777,434
United States--55.3%
Altria Group	42,802		2,615,630
Annaly Capital Management	246,762	[b]	2,344,239
CA	181,884		5,225,527
Cisco Systems	183,861		4,374,053

Clorox	4,519		583,177
CMS Energy	158,160		6,149,261
Emerson Electric	97,862		4,499,695
Eversource Energy	151,304		8,140,155
Johnson & Johnson	50,532		5,277,562
Kraft Heinz	33,540		2,618,132
Las Vegas Sands	63,017		2,842,067
Mattel	202,148		5,577,263
McDonald's	49,325		6,105,449
Merck & Co.	96,675		4,898,522
Microsoft	229,332		12,633,900
Paychex	90,942		4,352,484
Philip Morris International	150,027		13,503,930
Principal Financial Group	55,851		2,122,338
Procter & Gamble	117,631		9,609,276
Reynolds American	261,973		13,085,551
Sysco	203,665		8,107,904
Two Harbors Investment	256,393		1,948,587
Verizon Communications	100,004		4,997,200
Western Union	281,722		5,025,921
			136,637,823
Total Common Stocks
(cost $216,368,724)			236,653,993

Other Investment--2.7%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $6,688,763)	6,688,763	c	6,688,763

Total Investments (cost $223,057,487)	98.5%		243,342,756
Cash and Receivables (Net)	1.5%		3,633,036
Net Assets	100.0%		246,975,792

REIT--Real Estate Investment Trust

a	Non-income producing security.
b	Investment in real estate investment trust.
c	Investment in affiliated money market mutual fund.

At January 31, 2016, net unrealized appreciation on investments was $20,285,269 of which $37,514,636 related to appreciated investment securities and $17,229,367 related to depreciated investment securities. At January 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Consumer Goods	25.5
Health Care	14.4
Consumer Services	12.8
Utilities	9.8
Financial	9.5
Technology	9.0
Industrial	7.7
Telecommunications	5.8
Money Market Investment	2.7
Oil & Gas	1.3
98.5

† Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
January 31, 2016 (Unaudited)

	Foreign
Forward Foreign Currency	Currency				Unrealized
Exchange Contracts	Amounts	Cost ($)		Value ($)	Appreciation ($)
Purchases:

Japanese Yen,
Expiring
2/18/2016 [a]	2,218,007,997	16,896,546	GBP	18,327,044	1,430,498

GBP--British Pound

Counterparties:
a JP Morgan Chase Bank

				Level 3 -
	Level 1 -	Level 2 - Other		Significant
	Unadjusted Quoted	Significant		Unobservable
Assets ($)	Prices	Observable Inputs		Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks†	136,637,823	-		-	136,637,823
Equity Securities - Foreign Common Stocks†	-	100,016,170	††	-	100,016,170
Mutual Funds	6,688,763	-		-	6,688,763
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	-	1,430,498		-	1,430,498

† See Statement of Investments for additional detailed categorizations.
†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures.
††† Amount shown represents unrealized appreciation at period end.

The following is a summary of the inputs used as of January 31, 2016 in valuing the fund's investments:

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.

With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus International Bond Fund
January 31, 2016 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes--94.9%		Rate (%)	Date	Amount ($) [a]		Value ($)
Australia--4.6%
Australian Government,
Sr. Unscd. Bonds, Ser. 139	AUD	3.25	4/21/25	59,300,000		44,248,889
Canada--5.0%
Canadian Government,
Bonds	CAD	2.25	6/1/25	37,450,000		29,140,105
Canadian Government,
Treasury Bonds	CAD	3.50	12/1/45	12,555,000		11,892,701
CNH Capital Canada Receivables Trust,
Ser. 2014-1A, Cl. A2	CAD	1.80	10/15/20	10,020,384	b	7,180,071
						48,212,877
Chile--.4%
Codelco,
Sr. Unscd. Notes		4.50	9/16/25	4,125,000	b,c	3,961,753
France--3.4%
Bavarian Sky,
Ser. FRE1, Cl. A	EUR	0.10	4/20/24	3,101,905	d	3,361,954
Electricite de France,
Jr. Sub. Notes	EUR	5.38	1/29/49	3,100,000	d	3,176,806
French Government,
Bonds	EUR	1.00	11/25/25	23,150,000		25,926,064
						32,464,824
Germany--6.5%
Allianz,
Sub. Notes	EUR	5.63	10/17/42	7,200,000	d	9,106,220
German Government,
Bonds	EUR	0.50	2/15/25	22,675,000		25,221,322
German Government,
Bonds	EUR	2.50	8/15/46	14,865,000		22,058,915
Volkswagen Car Lease,
Ser. 21, Cl. A	EUR	0.00	2/21/21	2,310,343	d	2,496,823
Vonovia Finance,
Gtd. Notes	EUR	1.63	12/15/20	4,100,000		4,467,650
						63,350,930
Ghana--.6%
Ghanaian Government,
Sr. Unscd. Notes		8.50	10/4/17	6,000,000		5,545,140
Hungary--.2%
Hungarian Development Bank,
Govt. Gtd. Notes		6.25	10/21/20	2,100,000	b	2,322,075
Iceland--.3%

Icelandic Government,
Unscd. Notes		4.88	6/16/16	2,394,000		2,435,945
Indonesia--1.1%
Indonesian Government,		6.75	1/15/44	10,000,000		10,927,320
Ireland--3.0%
Irish Government,
Bonds	EUR	1.00	5/15/26	14,145,000		15,368,297
Irish Government,
Bonds	EUR	2.00	2/18/45	1,610,000		1,778,310
Irish Government,
Bonds	EUR	2.40	5/15/30	9,670,000		11,892,347
						29,038,954
Italy--14.6%
Enel,
Sr. Unscd. Bonds	EUR	4.88	2/20/18	6,285,000		7,444,870
Intesa Sanpaolo,
Sr. Unscd. Notes	EUR	3.00	1/28/19	3,565,000		4,120,201
Italian Government,
Treasury Bonds	EUR	1.50	8/1/19	26,435,000		29,968,849
Italian Government,
Treasury Bonds	EUR	3.50	6/1/18	23,435,000		27,468,056
Italian Government,
Treasury Bonds	EUR	4.75	9/1/44	9,590,000	[b]	15,015,517
Italian Government,
Sr. Unscd. Notes	EUR	2.36	9/15/24	31,495,000	[b]	39,487,761
Italian Government,
Sr. Unscd. Bonds	EUR	2.97	9/15/23	9,505,000	[e]	13,766,490
Telecom Italia,
Sr. Unscd. Notes	GBP	6.38	6/24/19	2,950,000		4,546,707
						141,818,451
Japan--11.3%
Japanese Government,
Sr. Unscd. Bonds, Ser. 336	JPY	0.50	12/20/24	2,020,350,000		17,366,566
Japanese Government,
Sr. Unscd. Bonds, Ser. 44	JPY	1.70	9/20/44	6,736,000,000		64,068,977
Japanese Government,
Sr. Unscd. Bonds, Ser. 19	JPY	0.10	9/10/24	3,225,300,000	[f]	28,087,937
						109,523,480
Mexico--4.1%
Banco Nacional Comercio,
Sr. Unscd. Notes		4.38	10/14/25	5,100,000	[b]	5,082,150
Mexican Government,
Bonds, Ser. M	MXN	4.75	6/14/18	620,250,000		34,525,811
						39,607,961
Morocco--3.4%
Moroccan Government,
Sr. Unscd. Bonds	EUR	3.50	6/19/24	19,025,000		20,722,207

Moroccan Government,
Sr. Unscd. Notes	EUR	4.50	10/5/20	10,150,000		12,057,049
						32,779,256
Netherlands--3.2%
ABN Amro Bank,
Sub. Notes		4.75	7/28/25	8,675,000	[b]	8,644,039
Deutsche Annington Finance,
Gtd. Notes	EUR	3.63	10/8/21	1,575,000		1,888,940
ING Groep,
Jr. Sub. Notes		6.50	12/29/49	3,155,000	[d]	3,082,435
Rabobank Nederland,
Sub. Bonds	EUR	2.50	5/26/26	9,066,000	[d]	9,873,622
Volkswagen International Finance,
Gtd. Notes		1.60	11/20/17	280,000	[b,c]	272,883
Volkswagen International Finance,
Gtd. Notes		2.38	3/22/17	3,050,000	[b]	3,046,026
Volkswagen International Finance,
Gtd. Bonds	EUR	3.75	3/29/49	4,500,000	[d]	4,448,278
						31,256,223
New Zealand--.4%
New Zealand Government,
Sr. Unscd. Bonds	NZD	2.06	9/20/25	6,002,000	[g]	4,017,327
Norway--.2%
Norwegian Government,
Bonds, Ser. 474	NOK	3.75	5/25/21	17,145,000	[b]	2,267,305
Peru--.2%
Peruvian Government,
Sr. Unscd. Bonds	EUR	2.75	1/30/26	1,700,000		1,832,393
Poland--1.0%
Polish Government,
Sr. Unscd. Notes	EUR	1.50	9/9/25	9,300,000		10,059,688
Serbia--.3%
Serbian Government,
Sr. Unscd. Notes		7.25	9/28/21	2,500,000		2,809,700
Singapore--1.9%
Singapore Government,
Sr. Unscd. Bonds	SGD	3.00	9/1/24	24,000,000		17,882,915
Slovenia--.3%
Slovenian Government,
Sr. Unscd. Notes		5.25	2/18/24	2,525,000		2,817,587
Spain--3.5%
BBVA Subordinated Capital,
Gtd. Notes	EUR	3.50	4/11/24	2,300,000	[d]	2,559,141
Santander Issuances,
Gtd. Notes	EUR	2.50	3/18/25	2,800,000		2,855,032
Spanish Government,
Bonds	EUR	5.75	7/30/32	6,360,000		10,296,330

Spanish Government,
Unscd. Notes	EUR	1.60	4/30/25	13,650,000	b	14,999,459
Telefonica Emisiones,
Gtd. Notes	EUR	3.96	3/26/21	2,600,000		3,189,378
						33,899,340
Supranational--1.5%
Asian Development Bank,
Sr. Unscd. Notes	CNY	2.85	10/21/20	29,000,000		4,151,437
European Investment Bank,
Sr. Unscd. Bonds	JPY	1.40	6/20/17	36,300,000		306,646
International Bank for Reconstruction & Development,
Sr. Unscd. Notes	AUD	3.50	1/24/18	14,300,000		10,353,450
						14,811,533
Sweden--1.4%
Swedish Government,
Bonds, Ser. 1047	SEK	5.00	12/1/20	92,625,000		13,414,302
United Kingdom--8.0%
Abbey National Treasury Service,
Gtd. Notes	EUR	1.13	3/10/25	6,000,000		6,270,416
Bank of Scotland,
Sub. Bonds	GBP	9.38	5/15/21	3,580,000		6,479,193
Diageo Finance,
Gtd. Notes	EUR	2.38	5/20/26	3,050,000		3,607,528
Lloyds Bank,
Sr. Unscd. Notes	GBP	2.75	12/9/18	5,325,000		7,797,339
Lloyds Bank,
Sub. Notes	EUR	6.50	3/24/20	3,050,000		3,956,509
Royal Bank of Scotland Group,
Sub. Notes		6.00	12/19/23	4,265,000		4,529,306
Royal Bank of Scotland Group,
Jr. Sub. Bonds		8.00	12/29/49	2,075,000	[d]	2,134,656
Royal Bank of Scotland Group,
Jr. Sub. Bonds		7.50	12/29/49	2,100,000	[d]	2,142,000
United Kingdom Gilt,
Unscd. Bonds	GBP	3.25	1/22/44	13,685,000		23,068,799
United Kingdom Gilt,
Unscd. Bonds	GBP	3.50	1/22/45	10,000,000		17,633,371
						77,619,117
United States--14.5%
Alcatel-Lucent USA,
Sr. Unscd. Notes		6.45	3/15/29	2,385,000		2,477,419
Ally Financial,
Gtd. Notes		3.50	1/27/19	3,415,000		3,342,431
Alternative Loan Trust,
Ser. 2004-18CB, Cl. 4A1		5.50	9/25/34	3,523,061		3,663,715
American International Group,
Jr. Sub. Debs. Ser. A2	GBP	5.75	3/15/67	3,450,000	[d]	4,984,606

Bear Stearns ALT-A Trust,
Ser. 2004-2, Cl. 2A1	2.67	3/25/34	1,976,876	[d]	1,964,722
Bear Stearns Commercial Mortgage Securities Trust,
Ser. 2005-PWR10, Cl. AJ	5.56	12/11/40	1,888,907	[d]	1,858,905
Bear Stearns Commercial Mortgage Securities Trust,
Ser. 2007-PWR17, Cl. AJ	5.87	6/11/50	5,125,000	[d]	5,069,780
Bear Stearns Commercial Mortgage Securities Trust,
Ser. 2007-PWR18, Cl. AJ	6.18	6/11/50	3,300,000	[d]	3,197,715
Celgene,
Sr. Unscd. Notes	5.00	8/15/45	2,800,000		2,803,469
Commercial Mortgage Trust,
Ser. 2013-CR6, Cl. C	3.78	3/10/46	1,700,000	[b,d]	1,632,360
Commercial Mortgage Trust,
Ser. 2013-CR11, Cl. C	5.17	10/10/46	3,100,000	[b,d]	3,213,689
Credit Suisse Mortgage Trust,
Ser. 2014-USA, Cl. E	4.37	9/15/37	9,470,000	[b]	8,439,819
Extended Stay America Trust,
Ser. 2013-ESH7, Cl. D7	4.04	12/5/31	3,117,000	[b,d]	3,136,656
GAHR Commercial Mortgage Trust,
Ser. 2015-NRF, Cl. FFX	3.38	12/15/19	2,770,000	[b,d]	2,537,152
GAHR Commercial Mortgage Trust,
Ser. 2015-NRF, Cl. EFX	3.38	12/15/19	6,160,000	[b,d]	5,752,936
General Electric,
Jr. Sub. Notes, Ser. D	5.00	12/29/49	3,703,500	[d]	3,809,976
Hilton USA Trust,
Ser. 2013-HLT, Cl. DFX	4.41	11/5/30	3,515,000	[b]	3,533,737
HP Enterprise,
Gtd. Notes	6.35	10/15/45	2,900,000	[b]	2,631,446
JP Morgan Chase Commercial Mortgage Securities Trust,
Ser. 2006-LDP9, Cl. AM	5.37	5/15/47	8,095,000		8,171,828
JP Morgan Chase Commercial Mortgage Securities Trust,
Ser. 2006-CB17, Cl. AM	5.46	12/12/43	6,360,000		6,396,258
JP Morgan Chase Commercial Mortgage Securities Trust,
Ser. 2007-LDPX, Cl. AM	5.46	1/15/49	6,615,000	[d]	6,656,383
KeyCorp Student Loan Trust,
Ser. 1999-B, Cl. CTFS	1.11	11/25/36	2,533,856	[d]	2,421,452
Long Beach Mortgage Loan Trust,
Ser. 2004-1, Cl. M2	1.25	2/25/34	703,122	[d]	664,351
Merrill Lynch Mortgage Trust,
Ser. 2006-C1, Cl. AJ	5.76	5/12/39	6,735,000	[d]	6,638,774
ML-CFC Commercial Mortgage Trust,
Ser. 2006-4, Cl. AJ	5.24	12/12/49	4,550,000		4,507,553
ML-CFC Commercial Mortgage Trust,
Ser. 2007-9, Cl. AJ	6.19	9/12/49	5,375,000	[d]	5,131,574
Morgan Stanley Capital I Trust,
Ser. 2007-IQ14, Cl. AM	5.70	4/15/49	4,460,000	[d]	4,534,594
Morgan Stanley Mortgage Loan Trust,

Ser. 2005-1, Cl. 4A1	0.72	3/25/35	976,118	[d]	890,336
Popular ABS Mortgage Pass-Through Trust,
Ser. 2006-D, Cl. A2	0.58	11/25/46	988,747	[d]	959,767
Scientific Games International,
Gtd. Notes	10.00	12/1/22	3,085,000		2,159,500
T-Mobile USA,
Gtd. Notes	6.00	3/1/23	3,825,000		3,865,163
UBS-Barclays Commercial Mortgage Trust,
Ser. 2013-C5, Cl. C	4.09	3/10/46	1,700,000	[b,d]	1,624,424
Volkswagen Group of America Finance,
Gtd. Notes	1.25	5/23/17	2,670,000	[b]	2,617,011
Wachovia Bank Commercial Mortgage Trust,
Ser. 2006-C29, Cl. AJ	5.37	11/15/48	4,940,000	[d]	4,861,518
Wachovia Bank Commercial Mortgage Trust,
Ser. 2007-C32, Cl. AJ	5.72	6/15/49	5,205,000	[d]	5,050,905
WFRBS Commercial Mortgage Trust,
Ser. 2013-C11, Cl. C	4.12	3/15/45	1,855,000	[d]	1,807,668
ZFS Finance (USA) Trust V,
Jr. Sub. Cap. Secs.	6.50	5/9/67	7,785,000	[b,d]	7,847,280
					140,856,872
Total Bonds And Notes
(cost $966,723,674)					919,782,157
			Principal
Short-Term Investments--1.6%			Amount ($)		Value ($)
U.S. Treasury Bills:
0.21%, 2/11/16			7,320,000	[h]	7,319,590
0.23%, 3/31/16			7,835,000		7,831,286
Total Short-Term Investments
(cost $15,151,618)					15,150,876

Other Investment--1.5%			Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $14,597,406)			14,597,406	[i]	14,597,406

Investment of Cash Collateral for Securities Loaned--.3%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $3,086,840)			3,086,840	[i]	3,086,840
Total Investments (cost $999,559,538)			98.3%		952,617,279
Cash and Receivables (Net)			1.7%		16,782,737
Net Assets			100.0%		969,400,016

a	Principal amount stated in U.S. Dollars unless otherwise noted.
AUD--Australian Dollar
CAD--Canadian Dollar
CNY--Chinese Yuan Renminbi

EUR--Euro
GBP--British Pound
JPY--Japanese Yen
MXN--Mexican New Peso
NOK--Norwegian Krone
NZD--New Zealand Dollar
SEK--Swedish Krona
SGD--Singapore Dollar
b	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, these securities were valued at $145,245,549 or 15.0% of net assets.
c	Security, or portion thereof, on loan. At January 31, 2016, the value of the fund's securities on loan was
$4,088,449 and the value of the collateral held by the fund was $4,957,730, consisting of cash collateral of
$3,086,840 and U.S. Government and Agency securities valued at $1,870,890.
d	Variable rate security--interest rate subject to periodic change.
e	Principal amount for accrual purposes is periodically adjusted based on changes in the Italian Consumer Price Index.
f	Principal amount for accrual purposes is periodically adjusted based on changes in the Japanese Consumer Price Index.
g	Principal amount for accrual purposes is periodically adjusted based on changes in the New Zealand Consumer Price
Index.
h	Held by or on behalf of a counterparty for open financial futures contracts.
i	Investment in affiliated money market mutual fund.

At January 31, 2016, net unrealized depreciation on investments was $46,942,259 of which $7,610,041 related to appreciated investment securities and $54,552,300 related to depreciated investment securities. At January 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Non-U.S. Government	68.0
Securitized	12.1
Corporate-Investment Grade	11.1
Corporate-High Yield	3.7
Cash & Equivalents	1.8
U.S. Government	1.6
98.3

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
January 31, 2016 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2016 ($)

Financial Futures Long
Australian 3 Year Bond	1,210	95,909,402	March 2016	647,515
Australian 10 Year Bond	303	27,752,289	March 2016	577,230
Canadian 10 year Bond	433	44,149,989	March 2016	951,900
Euro-Bobl	36	5,164,585	March 2016	57,689
U.S. Treasury 10 Year Notes	350	45,352,344	March 2016	652,018

Financial Futures Short
Euro BTP Italian Government Bond	50	(7,579,812)	March 2016	(171,784)
Long Gilt	44	(7,543,573)	March 2016	(189,471)
U.S. Treasury 5 Year Notes	129	(15,566,672)	March 2016	(260,583)
U.S. Treasury Ultra Long Bond	86	(14,292,125)	March 2016	(682,146)

Gross Unrealized Appreciation				2,886,352
Gross Unrealized Depreciation				(1,303,984)

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
January 31, 2016 (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
British Pound,
Expiring
2/29/2016 [a]	26,630,000	38,004,525	37,946,491	(58,034)

Euro,
Expiring:
2/29/2016 [a]	26,915,000	29,169,939	29,177,734	7,795
2/29/2016 [b]	11,990,000	13,047,317	12,997,995	(49,322)

Indian Rupee,
Expiring
3/31/2016 [c]	2,092,680,000	30,547,219	30,499,241	(47,978)

Indonesian Rupiah,
Expiring:
3/31/2016 [a]	58,858,240,000	4,132,577	4,220,439	87,862
3/31/2016 [c]	33,446,025,000	2,367,331	2,398,252	30,921
3/31/2016 [d]	46,097,735,000	3,263,556	3,305,445	41,889

Japanese Yen,
Expiring:
2/29/2016 [a]	21,061,100,000	178,836,266	174,061,569	(4,774,697)
2/29/2016 [b]	146,300,000	1,231,804	1,209,111	(22,693)

South African Rand,
Expiring
3/31/2016 [a]	66,560,000	3,986,942	4,139,205	152,263

Sales:		Proceeds ($)

Australian Dollar,
Expiring

2/29/2016 [e]	87,835,000	61,183,226	62,076,696	(893,470)

Canadian Dollar,
Expiring
2/29/2016 [a]	21,545,000	15,114,101	15,379,297	(265,196)

Japanese Yen,
Expiring
2/2/2016 [b]	356,813,357	3,003,012	2,947,287	55,725

Mexcian New Peso,
Expiring
3/31/2016 [b]	464,765,000	25,137,923	25,511,685	(373,762)

New Zealand Dollar,
Expiring
2/29/2016 [e]	17,430,000	11,255,945	11,266,416	(10,471)

Singapore Dollar,
Expiring
2/29/2016 [a]	48,490,000	33,903,164	34,017,877	(114,713)

South Korean Won,
Expiring
3/31/2016 [a]	23,499,760,000	19,406,534	19,570,901	(164,367)

Swedish Krona,
Expiring
2/29/2016 [b]	36,990,000	4,311,541	4,313,104	(1,563)

Swiss Franc,
Expiring
2/29/2016 [e]	7,735,000	7,629,936	7,560,063	69,873

Taiwan Dollar,
Expiring
3/31/2016 [c]	684,730,000	20,236,311	20,545,577	(309,266)
				250,657

Gross Unrealized Appreciation				696,985

	Gross Unrealized Depreciation	(7,085,532)

Counterparties:
a	JP Morgan Chase Bank
b	Goldman Sachs International
c	Citigroup
d	HSBC
e	Bank of America

OTC CREDIT SWAPS

EXCH INT SWAPS

The following is a summary of the inputs used as of January 31, 2016 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	17,084,418	-	17,084,418
Commercial Mortgage-Backed	-	93,754,228	-	93,754,228
Corporate Bonds†	-	151,259,626	-	151,259,626
Foreign Government	-	651,165,112	-	651,165,112
Mutual Funds	17,684,246	-	-	17,684,246
Residential Mortgage-Backed	-	6,518,773	-	6,518,773
U.S. Treasury	-	15,150,876	-	15,150,876
Other Financial Instruments:
Financial Futures††	2,886,352	-	-	2,886,352
Forward Foreign Currency Exchange Contracts††	-	696,985	-	696,985
Swaps††	-	-	-	-
Liabilities ($)
Other Financial Instruments:
Financial Futures††	(1,303,984)	-	-	(1,303,984)
Forward Foreign Currency Exchange Contracts††	-	(7,085,532)	-	(7,085,532)
Swaps††	-	(13,620,035)	-	(13,620,035)

† See Statement of Investments for additional detailed categorizations.
†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the fund's Board.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.

With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

For financial reporting purposes, forward rate agreements are classified as interest rate swaps.

Swap Transactions: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for the interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap transactions in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund enters into these agreements for a variety of reasons, including to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns. The fund may elect to pay  fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and

Liabilities. Interest rate swaps are valued daily and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the fund records a realized gain or loss equal to the difference between the current realized value and the expected cash flows.

The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 23, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    March 23, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)